BOARD OF MANAGEMENT - Schedule of long term incentive plan of former members of the board of management (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2020 EUR (€) shares shares	Dec. 31, 2019 EUR (€) shares shares	Dec. 31, 2018 EUR (€) shares shares	Dec. 31, 2020 shares shares	Apr. 07, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserved (in shares)	118,531,119			118,531,119	121,500,829
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	1,035,000	2,562,857	1,381,351	4,979,208
Forfeited (in shares)	(186,215)
LTIP | Former board of management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	457,857	296,351
Settled (in shares)	0	0	0
Forfeited (in shares)	0	0	0
Not vested (in shares) | €	€ 0	€ 0	€ 0
Reserved (in shares)	0	457,857	296,351	0
S. de Vries | LTIP | Former board of management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	201,050	130,131
Settled (in shares)	0	0	0
Forfeited (in shares)	0	0	0
Not vested (in shares) | €	€ 0	€ 0	€ 0
Reserved (in shares)	0	201,050	130,131	0
B. Giannetti | LTIP | Former board of management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	131,331	85,005
Settled (in shares)	0	0	0
Forfeited (in shares)	0	0	0
Not vested (in shares) | €	€ 0	€ 0	€ 0
Reserved (in shares)	0	131,331	85,005	0
R. Wright | LTIP | Former board of management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	125,476	81,215
Settled (in shares)	0	0	0
Forfeited (in shares)	0	0	0
Not vested (in shares) | €	€ 0	€ 0	€ 0
Reserved (in shares)	0	125,476	81,215	0